Goldman Sachs Small Cap Equity Insights Fund Expense Example - Service Shares [Member] - Goldman Sachs Small Cap Equity Insights Fund - Service Shares	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 109
Expense Example, with Redemption, 3 Years	353
Expense Example, with Redemption, 5 Years	616
Expense Example, with Redemption, 10 Years	$ 1,369